Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2017

Office equipment	17	39
Laboratory equipment	49	104
Furniture	2	-
Motor vehicles	23	23
Leasehold improvements	13	13

	104	179
Less: accumulated depreciation	(24)	(56)

Property and equipment, net	80	123